Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Intangible assets with finite lives:
Intangible Asset Gross Excluding Goodwill	$ 1,036	$ 5,590
Accumulated amortization:
Accumulated amortization	(203)	(614)
Intangible assets with finite lives:
Intangible Asset Gross Excluding Goodwill	1,036	5,590
Intangible assets	833	4,976
Trademark [Member]
Intangible assets with indefinite lives:
Intangible assets with indefinite lives	257	1,756
Intangible assets with finite lives:
Intangible assets with finite lives	315	310
Intangible assets with finite lives	197	225
Accumulated amortization:
Accumulated amortization	(118)	(85)
Intangible assets with indefinite lives	257	1,756
Intangible assets with finite lives:
Intangible assets with finite lives	315	310
Intangible assets with finite lives	197	225
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives	49	57
Intangible assets with finite lives		2
Accumulated amortization:
Accumulated amortization	(49)	(55)
Intangible assets with finite lives:
Intangible assets with finite lives	49	57
Intangible assets with finite lives		2
Student Base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives		3,045
Intangible assets with finite lives		2,588
Accumulated amortization:
Accumulated amortization		(457)
Intangible assets with finite lives:
Intangible assets with finite lives		3,045
Intangible assets with finite lives		2,588
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives	415	422
Intangible assets with finite lives	379	405
Accumulated amortization:
Accumulated amortization	(36)	(17)
Intangible assets with finite lives:
Intangible assets with finite lives	415	422
Intangible assets with finite lives	$ 379	$ 405